CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Net revenues		$ 105,228		$ 97,425		$ 331,993		$ 248,435
Operating expenses:
Video gaming expenses		67,980		61,621		210,507		157,010
General and administrative		23,468		16,124		58,157		45,364
Depreciation and amortization of property and equipment		4,867		6,041		20,782		16,768
Amortization of route and customer acquisition costs and location contracts acquired		5,565		4,303		14,681		9,792
Other expenses, net		1,204		616		2,997		1,331
Total operating expenses		103,084		88,705		307,124		230,265
Operating income		2,144		8,720		24,869		18,170
Interest expense		4,249		3,047		9,644		8,105
Loss on debt extinguishment				1,141		0		0
(Loss) income before income tax expense		(2,105)		5,673		15,225		10,065
Income tax expense		(139)		1,678		4,422		1,754
Net (loss) income		$ (1,966)		$ 3,995		$ 10,803		$ 8,311
Net (loss) income per common share:
Net (loss) income per common share - basic (in usd per share)		$ (0.03)	[1]	$ 0.07	[1]	$ 0.19	[2]	$ 0.15	[2]
Net (loss) income per common share - diluted (in usd per share)		$ (0.03)	[1]	$ 0.06	[1]	$ 0.17	[2]	$ 0.14	[2]
Weighted average number of shares outstanding:
Weighted average number of shares outstanding - basic (in shares)		78,003	[1]	57,588	[1]	57,621	[2]	56,321	[2]
Weighted average number of shares outstanding - diluted (in shares)		78,003	[1]	61,948	[1]	62,182	[2]	59,408	[2]
Scenario, Previously Reported [Member]
Net revenues				$ 424,385
Operating expenses:
Video gaming expenses				271,999
General and administrative				75,028
Depreciation and amortization of property and equipment				26,398
Amortization of route and customer acquisition costs and location contracts acquired				17,975
Other expenses, net				19,649
Total operating expenses				411,049
Operating income				13,336
Interest expense				12,860
(Loss) income before income tax expense				(665)
Income tax expense				5,199
Net (loss) income				$ (5,864)
Net (loss) income per common share:
Net (loss) income per common share - basic (in usd per share)	[2]			$ (0.09)
Net (loss) income per common share - diluted (in usd per share)	[2]			$ (0.09)
Weighted average number of shares outstanding:
Weighted average number of shares outstanding - basic (in shares)	[2]			61,850
Weighted average number of shares outstanding - diluted (in shares)	[2]			61,850
Net video gaming
Net revenues		$ 101,575		$ 94,175		$ 321,711		$ 240,235
Net video gaming | Scenario, Previously Reported [Member]
Net revenues				410,636
Amusement
Net revenues		1,692		1,438		4,199		3,422
Amusement | Scenario, Previously Reported [Member]
Net revenues				5,912
ATM fees and other revenue
Net revenues		$ 1,961		1,812		$ 6,083		$ 4,778
ATM fees and other revenue | Scenario, Previously Reported [Member]
Net revenues				$ 7,837

[1]	Per share and share amounts for 2019 have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.
[2]	Per share and share amounts have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 3.